Taxes - Schedule of income taxes (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Adjustment previous year	kr 0	kr 0	kr 0
Current tax	(307)	(436)	(323)
Deferred tax	(2)	(2)	(1)
Total income tax	(309)	(438)	(324)
Income tax related to other comprehensive income
Deferred tax	0	(12)	(13)
Current tax	(3)	(66)	5
Deferred tax	2	2	1
Income tax related to other comprehensive income	kr (1)	kr (76)	kr (7)